Short Term Debt (Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity) (Details) $ in Millions, $ in Millions				12 Months Ended
	Dec. 19, 2019 USD ($)	Dec. 16, 2019 CAD ($)	Mar. 07, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Feb. 06, 2020 USD ($)	Dec. 20, 2019 USD ($)	Jun. 13, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity				$ 2,463				$ 2,065
Advances under revolving credit and term facilities				1,525				1,186
Letters of credit issued within the credit facilities				3				3
Total advances under available facilities				1,528				1,189
Available capacity under existing agreements				$ 935				876
Parent Company [Member]
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity							$ 900
Term credit facility | TECO Energy/TECO Finance
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity				Dec. 31, 2020
Total available capacity				$ 649				682
Revolving credit facility | TECO Energy/TECO Finance
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity				Mar. 22, 2022
Total available capacity				$ 520				546
Revolving credit facility | Tampa Electric Company
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	Feb. 04, 2021			Mar. 22, 2022
Total available capacity	$ 325			$ 520	$ 300	$ 400		443
Revolving credit facility | NMGC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity				Mar. 22, 2022
Total available capacity				$ 162				171
Revolving credit facility | GBPC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity				$ 17				18
Non-revolving term credit facility
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity		Dec. 15, 2020
Total available capacity		$ 400
Non-revolving term credit facility | TECO Energy/TECO Finance
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity			Mar. 05, 2020
Total available capacity			$ 500
Non-revolving term credit facility | Parent Company [Member]
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity				Dec. 31, 2020
Total available capacity				$ 400				0
Accounts receivable revolving credit facility | Tampa Electric Company
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity				Dec. 31, 2021
Total available capacity				$ 195				$ 205